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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MLP Co-Investment Opportunity Fund, L.P.
                 ----------------------------------------
   Address:      6640 W. 143rd Street, Suite 200
                 ----------------------------------------
                 Overland Park, Kansas 66223
                 ----------------------------------------

Form 13F File Number: 28-13797
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
         -------------------------------
Title:   President
         -------------------------------
Phone:   (913) 928-6005
         -------------------------------

Signature, Place, and Date of Signing:

      /S/David G. Dehaemers, Jr.    Overland Park, Kansas   October 27, 2010
   -------------------------------  ---------------------   ----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $262,000
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

             COLUMN                   COLUMN       COLUMN    COLUMN          COLUMN       COLUMN  COLUMN           COLUMN
               1                        2             3         4               5            6      7                 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          INVEST  OTHER       VOTING AUTHORITY
                                                              VALUE      SHARES/ SH/ PUT/  MENT    MAN-       ----------------
         NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x1000)     PRN AMT PRN CALL DSCRETN AGERS  SOLE      SHARED     NONE
         --------------           --------------    -----   --------     ------- --- ---- ------- ------ -----     ------     ----
EL PASO PIPELINE PARTNERS L P    COM UNIT LPI     283702108   25,553     796,800 SH       DEFINED   1    796,800      0         0
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN   29273V100   19,837     534,400 SH       DEFINED   1    534,400      0         0
ENERGY TRANSFER PRTNRS  L P      UNIT LTD PARTN   29273R109    5,866     121,500 SH       DEFINED   1    121,500      0         0
ENTERPRISE GP HLDGS L P          UNIT LP INT      293716106   14,686     250,100 SH       DEFINED   1    250,100      0         0
ENTERPRISE PRODS PARTNERS L P    COM              293792107   24,512     617,900 SH       DEFINED   1    617,900      0         0
INERGY HLDGS L P                 COM              45661Q107    8,096     267,900 SH       DEFINED   1    267,900      0         0
INERGY L P                       UNIT LTD PTNR    456615103   27,810     701,380 SH       DEFINED   1    701,380      0         0
K SEA TRANSN  PARTNERS LP        COM              48268Y101    2,714     663,629 SH       DEFINED   1    663,629      0         0
KINDER MORGAN ENERGY PARTNERS LP UT LTD PARTNER   494550106    9,933     145,000 SH       DEFINED   1    145,000      0         0
KINDER MORGAN MANAGEMENT LLC     SHS              49455U100   42,936     712,634 SH       DEFINED   1    712,634      0         0
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP   559080106    9,790     190,282 SH       DEFINED   1    190,282      0         0
ONEOK PARTNERS LP                UNIT LTD PARTN   68268N103   25,068     334,600 SH       DEFINED   1    334,600      0         0
PAA NATURAL GAS STORAGE LP       COM UNIT LTD     693139107    5,340     221,200 SH       DEFINED   1    221,200      0         0
PLAINS ALL AMERN PIPELINE LP     UNIT LTD PARTN   726503105   32,172     511,400 SH       DEFINED   1    511,400      0         0
TARGA RESOURCES PARTNERS LP      COM UNIT         87611X105    7,687     276,719 SH       DEFINED   1    276,719      0         0